Long-Term Equity Investments - Schedule of Comprehensive Income (Details) - Hangzhou Tangchuang [Member] $ in Thousands	9 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Comprehensive Income [Line Items]
Loss from continuing activities	$ (10)
Comprehensive income	$ (10)